Investments (Details) - Schedule of Net Realized Gain (Loss) on Investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Realized Gain (Loss) on Investments [Abstract]
Realized loss on sale of fixed maturity securities available-for-sale	$ (477)	$ (619)	$ (88)
Realized gain (loss) on sale of equity securities	7,200	(68)	396
Total net realized gain (loss) on investments	$ 6,723	$ (687)	$ 308